Exhibit 99.14

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
4000037234	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/05/2024	Resolved	FCRE1334	Credit	Borrower 1 Executed 4506-T Missing	Borrower 1 Executed 4506-T Missing Lender guidelines require fully executed 4506-T for loans containing tax returns used for qualification. File contain XXX personal and business returns.	Document Uploaded.	06/17/2024	Borrower 1 Executed 4506-T Provided; Borrower 1 Executed 4506-T Provided	07/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000037234	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/05/2024	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed The Borrowers' personal XXX 1040s are not signed and there are no transcripts in file. Lender to provide signed XXX 1040s.	Document Uploaded.	06/17/2024	Borrower 1 Tax Returns Are Signed; Borrower 1 Tax Returns Are Signed	07/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000037234	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/05/2024	Resolved	FCRE1364	Credit	Borrower 2 Executed 4506-T Missing	Borrower 2 Executed 4506-T Missing	Document Uploaded. section 2a	06/17/2024	Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2)	07/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000037234	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/05/2024	Resolved	FCRE1354	Credit	Borrower 2 Tax Returns Not Signed	Borrower 2 Tax Returns Not Signed Lender guidelines require fully executed 4506-T for loans containing tax returns used for qualification. File contain XXX personal and business returns.	Document Uploaded.	06/17/2024	Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals 2); Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals 2)	07/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000037234	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/05/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Lender GLs require 6 months rent loss coverage.	We don’t require rent loss insurance on a non-DSCR loan.. Please waive	06/28/2024	Additional information provided; exception resolved.	06/28/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000037234	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000033006	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000033006	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000033006	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039260	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/24/2024	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Document Uploaded.	06/26/2024	Attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	06/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039260	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039260	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039234	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039234	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039234	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039248	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039248	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039248	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039233	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2024	Resolved	FCOM1604	Compliance	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Please provide documentation to confirm the child support obligation for the borrower (divorce decree, separation agreement, court order, etc.) The XXX XXX bank statement for XXX # XXX reflects on XX/XX/XXXX a $XXX payment to XXX for child support. Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Document Uploaded. ; Document Uploaded.	07/10/2024	Additional documentation provided; exception resolved.	07/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039233	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039233	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039235	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039235	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039235	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039418	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2024	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Document Uploaded.	07/11/2024	Lender provided attestation that they do not use affiliated businesses. Exception resolved.; Required Affiliated Business Disclosure Resolved	07/11/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039418	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2024	Resolved	FCOM3531	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. Missing proof that the borrower received a copy of their appraisal at least 3 days prior to closing.	Document Uploaded.	07/10/2024	Appraisal receipt provided; exception resolved; Evidence of Appraisal Delivery to the Borrower Provided.	07/11/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039418	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Unable to downgrade HPML exception due to missing proof that the borrower received a copy of their appraisal at least 3 days prior to closing. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Document Uploaded.	07/10/2024	Appraisal receipt provided; HPML compliant Exception resolved	07/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039418	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039418	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039268	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039268	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039268	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000041322	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/14/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130 Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy or refund check, proof of delivery or valid COC. The 10% tolerance violation in the amount of $XXX is due to an increase Recording Fees from $XXX to $XXX on the final CD XX/XX/XXXX without a valid COC.	Document Uploaded.	07/17/2024	Cure package provided; Exception downgraded to a 2/B	07/17/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000041322	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000041322	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000039239	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/16/2024	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Document Uploaded.	07/17/2024	E Consent provided; Exception resolved; E Consent provided; Exception resolved; E Consent provided; Exception resolved	07/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039239	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039239	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039267	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039267	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039267	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000040422	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/12/2024	Resolved	1540-1	CREDIT	MISSING PRELIMINARY SETTLEMENT STATEMENT	MISSING ESTIMATED SETTLEMENT STATEMENT			RECEIVED	7/12/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040422	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/12/2024	Resolved	1540-3	CREDIT	MISSING VERIFICATION OF MORTGAGE	MISSING VERIFICATION OF MORTGAGE			RECEIVED	7/12/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040422	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/12/2024	Resolved	1540-4	CREDIT	MISSING EVIDENCE OF EMPLOYMENT	MISSING EVIDENCE OF EMPLOYMENT FOR THE PAST 24 MONTHS			RECEIVED	7/12/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040422	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/12/2024	Resolved	1540-5	CREDIT	MISSING EVIDENCE OF EMPLOYMENT CONTINUATION	MISSING EVIDENCE THAT EMPLOYMENT IS LIKELY TO CONTINUE FOR THE NEXT 3 YEARS			RECEIVED	7/12/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040422	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/12/2024	Resolved	1540-6	CREDIT	MINIMUM LIQUIDITY	$XXX LIQUIDITY < $5,747.19 MINIMUM REQUIRED. PROVIDE ADDITIONAL ASSETS			RECEIVED	7/12/2024		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040422	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/12/2024	Resolved	1540-7	CREDIT	INELIGIBLE GUARANTOR	INELIGIBLE GUARANTOR. PER GUIDELINES XXX ARE NOT ALLOWED. XXX TO OPINE			RECEIVED CONFIRMATION GUARANTOR IS A XXX	7/12/2024		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-1	CREDIT	MISSING OPERATING AGREEMENT	MISSING OPERATING AGREEMENT	20240422/CA: UNABLE TO DETERMINE INTEREST IN SUBJECT BORROWER WITHOUT OPERATING AGREEMENT OR EQUIVALENT DOCUMENT	4/22/2024	RECEIVED	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-2	CREDIT	MINIMUM LIQUIDITY	$XXX LIQUIDITY < $XXX MINIMUM REQUIRED. PROVIDE ADDITIONAL ASSETS.			RECEIVED	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-3	CREDIT	MISSING TITLE INSURANCE	MISSING EVIDENCE OF TITLE INSURANCE			RECEIVED	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-4	CREDIT	MISSING LOAN APPLICATION	MISSING LOAN APPLICATION	20240419/CA: PROVIDED TERM SHEET IS MISSING DATE	4/19/2024	RECEIVED	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-5	CREDIT	MISSING CLOSING PROTECTION LETTER	MISSING CLOSING PROTECTION LETTER			RECEIVED	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-7	CREDIT	MISSING BANK STATEMENTS	MISSING ONE MONTH BANK STATEMENT FOR THE MONTH OF: XXX XXX			RECEIVED	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-8	CREDIT	MISSING PAYOFF STATEMENT	MISSING PAYOFF STATEMENT			RECEIVED TITLE INSURANCE REFLECTING PROPERTY IS OWNED FREE AND CLEAR	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-9	CREDIT	MISSING VERIFICATION OF MORTGAGE	MISSING VERIFICATION OF MORTGAGE			RECEIVED TITLE INSURANCE REFLECTING PROPERTY IS OWNED FREE AND CLEAR	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-11	CREDIT	MISSING LETTER OF EXPLANATION	MISSING LETTER OF EXPLANATION FOR: XXX UNSPECIFIED XXX RECORDS FOR GUARANTOR: XXX XXX			RECEIVED	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-12	CREDIT	MISSING TAX CERTIFICATE	MISSING TAX CERTIFICATE			RECEIVED	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-10	CREDIT	INELIGIBLE PROPERTY LOCATION	INELIGIBLE PROPERTY LOCATION. APPRAISER STATES SUBJECT PROPERTY IS LOCATED IN A RURAL LOCATION, BUT IS MARKED AS SUBURBAN IN NEIGHBORHOOD CHARACTERISTICS. XXX TO OPINE			RECEIVED	6/25/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000032764	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/15/2024	Resolved	65056-6	PROPERTY	MISSING HAZARD INSURANCE	MISSING EVIDENCE OF HAZARD INSURANCE			RECEIVED	6/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000038254	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/24/2024	Resolved	108160-3	CREDIT	MISSING OPERATING AGREEMENT	MISSING OPERATING AGREEMENT( XXX ) TO PROVE ACCESS TO FUNDS IN BANK ACCOUNT USED FOR LIQUIDITY			RECEIVED	6/24/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000038254	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/24/2024	Resolved	108160-2	CREDIT	MINIMUM LIQUIDITY	$XXX LIQUIDITY < $XXX MINIMUM REQUIRED. PROVIDE ADDITIONAL ASSETS.			RECEIVED	6/24/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000038254	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/24/2024	Resolved	108160-4	CREDIT	MINIMUM LIQUIDITY	$XXX LIQUIDITY < $XXX MINIMUM REQUIRED. PROVIDE ADDITIONAL ASSETS.			RECEIVED	6/24/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000038254	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/24/2024	Resolved	108160-1	PROPERTY	MISSING APPRAISAL REVIEW	MISSING APPRAISAL REVIEW			RECEIVED	6/24/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000038394	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/26/2024	Resolved	108459-1	CREDIT	MISSING PRELIMINARY HUD	MISSING ESTIMATED SETTLEMENT STATEMENT			RECEIVED	6/26/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000038394	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/26/2024	Resolved	108459-2	CREDIT	MINIMUM TITLE INSURANCE COVERAGE	$XXX TITLE INSURANCE COVERAGE <$142,000.00 MINIMUM REQUIRED. PROVIDE ADDITIONAL COVERAGE			RECEIVED	6/26/2024		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040041	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/3/2024	Resolved	145850-1	CREDIT	MISSING FORM W-9	MISSING FORM W-9			RECEIVED	7/5/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040130	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/15/2024	Resolved	146043-1	CREDIT	MISSING ASSIGNMENT OF PURCHASE CONTRACT	MISSING ASSIGNMENT OF PURCHASE CONTRACT FROM: XXX TO BORROWER: XXX			RECEIVED	7/16/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000034500	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/27/2024	Resolved	92010158953-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040267	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/11/2024	Resolved	92010159441-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000037373	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/27/2024	Resolved	6918653239	Credit	Missing Background Report	Missing background report for XXX	Uploaded background report / fraud tool for XXX	6/28/2024	Received background report.	6/28/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000037497	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/11/2024	Resolved	92010160067-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040269	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/11/2024	Resolved	92010160441-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000041308	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/18/2024	Resolved	92010160601-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040272	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/11/2024	Resolved	92010161325-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040271	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/11/2024	Resolved	92010161329-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000039420	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/1/2024	Resolved	6941433596	Credit	Missing Warranty Deed	Missing executed warranty deed showing conveyance of property from XXX to XXX	Uploaded	7/2/2024	Received conveyance deed.	7/2/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000040274	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/11/2024	Resolved	92010161822-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000033010	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	4/29/2024	Resolved	92400157144-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036856	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600079T30-1	CREDIT	MISSING PAYOFF STATEMENT	MISSING PAYOFF STATEMENT			RECEIVED	6/10/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036856	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600079T30-4	CREDIT	MISSING FIRST PAYMENT LETTER	MISSING FIRST PAYMENT LETTER			RECEIVED	6/12/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036856	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600079T30-2	CREDIT	MISSING LETTER OF EXPLANATION	MISSING LETTER OF EXPLANATION FOR ONE XXX OFFENSE WITH DESCRIPTION: OPERATING A RENTAL PROPERTY WITHOUT A LICENSE DATED: XX/XX/XXXX			RECEIVED	6/10/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036856	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600079T30-3	CREDIT	MISSING LETTER OF EXPLANATION	MISSING LETTER OF EXPLANATION FOR ONE XXX OFFENSE WITH DESCRIPTION: FAILURE TO RENEW CERTIFICAT EOF OCCUPANCY DATED: XX/XX/XXXX			RECEIVED	6/10/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036856	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600079T30-6	CREDIT	MINIMUM LIQUIDITY	$XXX < $29,047.48 MINIMUM LIQUIDITY REQUIRED. PROVIDE UPDATED BANK STATEMENTS	XX/XX/XXXX: $XXX REQUIRED FROM XXX, $XXX FROM XXX. PRELIM HUD DID NOT REFLECT AGGREGATE CASH TO CLOSE	6/10/2024	RECEIVED	6/10/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036856	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600079T30-5	PROPERTY	MISSING FLOOD CERTIFICATE	MISSING FLOOD CERTIFICATE WITH LIFE OF LOAN DETERMINATION			RECEIVED	6/10/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036884	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600234T30-3	CREDIT	MISSING PAYOFF STATEMENT	MISSING PAYOFF STATEMENT			RECEIVED	6/10/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036884	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600234T30-4	CREDIT	MISSING FIRST PAYMENT LETTER	MISSING FIRST PAYMENT LETTER			RECEIVED	6/10/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036884	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600234T30-1	CREDIT	MISSING LETTER OF EXPLANATION	MISSING LETTER OF EXPLANATION FOR ONE XXX OFFENSE WITH DESCRIPTION: OPERATING A RENTAL PROPERTY WITHOUT A LICENSE DATED: XX/XX/XXXX			RECEIVED	6/10/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036884	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600234T30-2	CREDIT	MISSING LETTER OF EXPLANATION	MISSING LETTER OF EXPLANATION FOR ONE XXX OFFENSE WITH DESCRIPTION: FAILURE TO RENEW CERTIFICAT EOF OCCUPANCY DATED: XX/XX/XXXX			RECEIVED	6/10/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036884	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600234T30-5	CREDIT	MINIMUM LIQUIDITY	$XXX < $29,047.48 MINIMUM LIQUIDITY REQUIRED. PROVIDE UPDATED BANK STATEMENTS	XXX: $XXX REQUIRED FROM XXX, $XXX FROM XXX	6/10/2024	RECEIVED	6/10/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036884	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	600234T30-6	PROPERTY	MISSING FLOOD CERTIFICATE	MISSING FLOOD CERTIFICATE WITH LIFE OF LOAN DETERMINATION			RECEIVED	6/10/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036996	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/4/2024	Resolved	BPP3602729-5	CREDIT	MISSING ACH AUTHORIZATION FORM	MISSING ACH AUTHORIZATION FORM			RECEIVED	6/10/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036996	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/4/2024	Resolved	BPP3602729-6	CREDIT	MISSING FORM W-9	MISSING FORM W-9			RECEIVED	6/10/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036996	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/4/2024	Resolved	BPP3602729-4	CREDIT	MISSING SETTLEMENT STATEMENT	MISSING FINAL SETTLEMENT STATEMENT			RECEIVED	6/10/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036996	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	BPP3602729-3	PROPERTY	MISSING PROPERTY MANAGEMENT AGREEMENT	MISSING PROPERTY MANAGEMENT AGREEMENT BETWEEN: XXX AND: ALL COUNTY XXX PROPERTY MANAGEMENT			RECEIVED	6/10/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036996	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	BPP3602729-1	PROPERTY	MISSING APPRAISAL REVIEW	MISSING APPRAISAL REVIEW			RECEIVED	6/10/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000036996	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2024	Resolved	BPP3602729-2	PROPERTY	INELIGIBLE INSURER	INELIGIBLE INSURER. PER INSURANCE RATING AGENCIES, XXX IS NOT RATED. PER GUIDELINES, ALL INSURERS MUST MEET FNMA INSURANCE RATING REQUIREMENTS			RECEIVED XXX SHEET REFLECTING A	6/10/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000039277	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039277	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039277	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039249	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/12/2024	Resolved	FCOM3813	Compliance	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)
12 CFR 1026.38(a)(3)(vii) The CD shows a sales price of $XXX, however the purchase price on the sales contract is $XXX, no addendum was found in file that shows the reduced price	Document Uploaded. Sales price update is included in escrow instructions	06/14/2024	Received final Escrow Instructions, which reflects the correct sales price and matches the final CD. Exception Resolved.	06/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039249	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039249	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000037629	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/28/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The file is missing all pages of the 1-4 Family Rider which is an attachment to the Mortgage/Deed of Trust.	Document Uploaded.	07/03/2024	The Deed of Trust is Present and Complete; Received copies of the 1-4 Family Rider documentation that was attached to the mortgage.	07/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000037629	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000037629	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000037629	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/28/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $17999.28. The lender guidelines/matrices indicate the required reserves on this program is 6 months. In this case, the borrower does not meet the minimum reserve requirement. The file contained a completed Credit Risk Summary & Exception Approval which granted the approval of the file with 3 months reserves. The approval was granted by XXX on XX/XX/XXXX. The compensating factors used in granting this exception were: 1) Qualifying credit score of XXX; 2) Seasoned Landlord; 3) 0x30x24 credit history.			Audited Reserves of $XXX are less than Guideline Required Reserves of $17999.28. The lender guidelines/matrices indicate the required reserves on this program is XXX months. In this case, the borrower does not meet the minimum reserve requirement. The file contained a completed Credit Risk Summary & Exception Approval which granted the approval of the file with 3 months reserves. The approval was granted by XXX on XX/XX/XXXX. The compensating factors used in granting this exception were: 1) Qualifying credit score of XXX; 2) Seasoned Landlord; 3) 0x30x24 credit history.	06/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000041836	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000041836	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000041833	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	07/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000037428	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/18/2024	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third party AVM variance of -21.76% and Confidence score of 97 exceeds 10% maximum variance tolerance or below confidence score minimum value	Document Uploaded.	07/19/2024	CDA uploaded by lender is within 10% tolerance.; Third party valuation product provided within tolerance	07/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000037428	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/15/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. No Desktop Collateral Review or AVM found in file to support value.	Document Uploaded.	07/18/2024	TPV has been uploaded, however it is not within the 10% tolerance; TPV has been uploaded, however it is not within the 10% tolerance; TPV has been uploaded, however it is not within the 10% tolerance; TPV has been uploaded, however it is not within the 10% tolerance	07/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000037428	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000037428	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039262	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% -Audit used 50% expense ratio to calculate income (Option 1 for bank statements when CPA letter does not state the business expense ratio)	Document Uploaded. updated; Document Uploaded.	07/02/2024	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%; Received updated Bank Statement Income calc worksheet, as the Audit calculation was an average of 24 months, however utilizing the most recent bank statements at a 12-month average the monthly income now matches lenders calculation. Exception Resolved.; The income calculator in file reflects a XXX% expense ratio was used, however that is incorrect, it appears a XXX% expense ratio was used by lender to calculate an income of $XXX per month. If a XXX% expense ratio was utilized the income would be $XXX per month. This is why DTI is over max.; Received UW rebuttal regarding DTI, but the response is not related to what the issue really. As per guidelines option 1 was utilized at XXX% expense ratio because there was no CPA letter provided that confirms borrower's expense ratio is less than the XXXX% utilized. Exception did not request an additional 12-month bank statements, and did not state income was not stable. Exception remains, as the exception was not addressed properly.	07/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%
																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039262	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039262	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039270	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039270	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039270	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039257	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039257	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000039257	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000040258	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2024	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing Letter of Explanation for disputed account XXX #XXX. Required per Fannie Mae guidelines.	Document Uploaded.	07/08/2024	Received UW Rebuttal indicating the LOE for the XXX Account that was in dispute is not applicable because $0 balance owed, no derogs reported, account is in good standing with as agreed payment history. After review of the loan file, the XXX Bank Account statement in file reflects borrower paid the full balance to the account in question on XX/XXXX. Exception Resolved.	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000040258	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000040258	XXXXX	XXX	XXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A